USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts, United States Treasury Obligations and Money Market Funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long Foreign Contracts
LME Lead Futures LL, October 2023 contracts	13	$715,335	Oct-23	$(5,048)	(0.0	)%(a)
LME Lead Futures LL, November 2023 contracts	14	759,958	Nov-23	(1,157)	(0.0	)%(a)
ICE Low Sulphur Gasoil Futures QS, December 2023 contracts	8	640,975	Dec-23	100,425	1.0%
ICE Brent Crude Futures CO, February 2024 contracts	8	666,620	Dec-23	43,940	0.4%
LME Zinc Futures LX, January 2024 contracts	12	735,085	Jan-24	61,115	0.6%
	55	3,517,973		199,275	2.0%
United States Contracts
NYMEX RBOB Gasoline Futures RB, December 2023 contracts	7	712,824	Nov-23	(22,042)	(0.2)%
ICE Cocoa Futures CC, December 2023 contracts	21	723,890	Dec-23	(6,110)	(0.1)%
CME Lean Hogs Futures LH, December 2023 contracts	25	731,020	Dec-23	(13,270)	(0.1)%
CBOT Soybean Oil Futures BO, December 2023 contracts	21	781,386	Dec-23	(77,928)	(0.8)%
ICE Coffee Futures KC, December 2023 contracts	13	723,600	Dec-23	(11,119)	(0.1)%
NYMEX WTI Crude Oil Futures CL, January 2024 contracts	8	640,770	Dec-23	55,070	0.5%
COMEX Copper Futures HG, December 2023 contracts	8	761,275	Dec-23	(13,775)	(0.1)%
COMEX Silver Futures SI, December 2023 contracts	6	685,240	Dec-23	(11,740)	(0.1)%
NYMEX NY Harbour ULSD Futures HO, January 2024 contracts	6	716,528	Dec-23	56,003	0.5%
CBOT Soybean Meal Futures SM, January 2024 contracts	19	766,440	Jan-24	(45,580)	(0.4)%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
ICE Sugar #11 Futures SB, May 2024 contracts	26	$735,717	Apr-24	$(145)	(0.0	)%(a)
	160	7,978,690		(90,636)	(0.9)%
Open Commodity Futures Contracts - Short(b)
Foreign Contracts
LME Lead Futures LL, October 2023 contracts	13	(711,872)	Oct-23	1,585	0.0	%(c)
LME Zinc Futures LX, January 2024 contracts	12	(770,603)	Jan-24	(25,598)	(0.3)%
	25	(1,482,475)		(24,013)	(0.3)%
Total Open Commodity Futures Contracts(d)	240	$10,014,188		$84,626	0.8%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.29%, 10/12/2023	350,000	$349,441	3.5%
5.32%, 10/26/2023	350,000	348,721	3.4%
5.38%, 11/28/2023	350,000	347,017	3.4%
5.37%, 11/30/2023	250,000	247,788	2.4%
5.37%, 12/12/2023	300,000	296,835	2.9%
5.39%, 12/19/2023	300,000	296,512	2.9%
Total Treasury Obligations
(Cost $1,886,314)		$1,886,314	18.5%
Money Market Funds
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 5.30%(e)	540,000	540,000	5.3%
Total Money Market Funds
(Cost $540,000)		$540,000	5.3%
Total Investments
(Cost $2,426,314)		$2,510,940	24.6%
Other Assets in Excess of Liabilities		7,667,701	75.4%
Total Net Assets		$10,178,641	100.0%

(a)	Position represents greater than (0.05)%.
(b)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
(c)	Position represents less than 0.05%.
(d)	Collateral amounted to $822,099 on open commodity futures contracts.
(e)	Reflects the 7-day yield at September 30, 2023.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	93.0%
United Kingdom	7.0
100.0%

Summary of Investments by Sector^
Government	77.7%
Money Market Funds	22.3
100.0%

^	As a percentage of total investments.